STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended		5 Months Ended	12 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 30, 2012 Three Employees Stock Options	Dec. 31, 2011 Three Employees Stock Options	May 31, 2011 Three Employees Stock Options	Dec. 31, 2012 Two Employees Stock Options	Dec. 31, 2011 Two Employees Stock Options	Dec. 31, 2012 Individual Stock Options	Dec. 31, 2011 Individual Stock Options	Nov. 21, 2011 Individual Stock Options	Jun. 30, 2012 Four Non-Employees Stock Options	Mar. 31, 2012 Four Non-Employees Stock Options	Dec. 31, 2013 Non-Employee Stock Options	Dec. 31, 2012 Non-Employee Stock Options	Dec. 31, 2013 Six Employees Stock Options	Oct. 30, 2013 Six Employees Stock Options	Dec. 31, 2013 Two Non-Employee Stock Options	Nov. 08, 2013 Two Non-Employee Stock Options
Stock Options, Issued					$ 285,000		$ 20,000			$ 100,000		$ 50,000		$ 25,000		$ 50,000		$ 75,000
Stock Options, Exercise Price					1.00		1.00			0.73		0.89		1.58		1.00		1.00
Stock Options, Value Based on Black-Scholes Option Pricing Model							19,270					35,091		40,007		46,322		70,961
Stock Options, Vesting Period							1 year					4 months		1 year		1 year		1 year
Share Based Compensation Expense	411,412	285,605	133,580	187,005		16,790	2,480	91,811	8,346		35,091		31,672	8,335	7,720		11,827
Deferred stock compensation	$ (233,942)	$ 0																$ 59,134